Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2.0	$ 2.8
Net interest on the future employee benefit liabilities	2.7	3.1
Administration costs	0.3	0.3
Past service cost	0.0	4.3
Defined benefit costs	5.0	10.5
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.8	2.4
Net interest on the future employee benefit liabilities	3.8	1.5
Administration costs	0.0	0.0
Past service cost	0.0	0.0
Defined benefit costs	$ 5.6	$ 3.9